Annual Total Returns [BarChart] - Invesco Balanced-Risk Allocation Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	1.86%
Annual Return 2014	5.58%
Annual Return 2015	(4.20%)
Annual Return 2016	11.72%
Annual Return 2017	10.00%
Annual Return 2018	(6.43%)
Annual Return 2019	15.28%
Annual Return 2020	10.14%